Financial instruments - Summary of Financial Instruments Measured at Fair Value (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Offsetting Assets [Line Items]
Contingent consideration asset (note 12 (c))	$ 55.3	$ 90.9
Interest rate swaps
Offsetting Assets [Line Items]
Fair value of derivative assets	6.1	0.0
Fair value of derivative liabilities	$ 28.5	$ 63.0